UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Oscar S. Schafer    New York, NY                   5/15/07
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    29
                                                -------------

Form 13F Information Table Value Total:            $1,304,839
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE

                                     Form 13F INFORMATION TABLE

               COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
        ---------------------   ------------------------   --------  --------- --- ---- ----------  -------- ---------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
            NAME OF ISSUER    TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE   SHARED  NONE
        --------------------  --------------    --------   --------  --------- --- ---- ----------  --------  ----- ------- ------
ACCO BRANDS CORP                  COM           00081T108   60,601   2,515,600            SOLE        X        X

AMERICAN STD COS INC DEL          COM           029712106   33,853     638,500            SOLE        X        X

AVIS BUDGET GROUP                 COM           053774105   55,711   2,039,188            SOLE        X        X

CRYOLIFE INC                      PFD CV 6%     228903209    4,824      85,000            SOLE        X        X

CRYOLIFE INC                      COM           228903100   16,820   2,000,000            SOLE        X        X

ENDO PHARMACEUTICALS HLDGS I      COM           29264F205   71,983   2,448,400            SOLE        X        X

FIRST DATA CORP                   COM           319963104   40,216   1,495,000            SOLE        X        X

FLAMEL TECHNOLOGIES SA            SPONSORED ADR 338488109  142,491   5,566,047            SOLE        X        X

FLOWSERVE CORP                    COM           34354P105   60,879   1,064,500            SOLE        X        X

HEXCEL CORP NEW                   COM           428291108   85,274   4,295,900            SOLE        X        X

INTERNATIONAL FLAVOR&FRAGRA       COM           459506101   42,512     900,300            SOLE        X        X

MEDIVATION INC                    COM           58501N101   17,340     919,400            SOLE        X        X

MIRAMAR MINING CORP               COM           60466E100   10,755   2,273,700            SOLE        X        X

MSC INDL DIRECT INC               CL A          553530106   39,183     839,400            SOLE        X        X

NEW GOLD INC CDA                  COM           644535106    5,333     644,118            SOLE        X        X

NEXEN INC                         COM           65334H102   21,149     345,000            SOLE        X        X

NOVEN PHARMACEUTICALS INC         COM           670009109   33,626   1,449,400            SOLE        X        X

PHARMION CORP                     COM           71715B409   50,777   1,931,420            SOLE        X        X

PHI INC                           COM NON VTG   69336T205    8,543     315,700            SOLE        X        X

SALLY BEAUTY HLDGS INC            COM           79546E104   62,569   6,808,400            SOLE        X        X

SHIRE PLC                         SPONSORED ADR 82481R106   57,258     925,000            SOLE        X        X

TESCO CORP                        COM           88157K101   44,834   1,688,656            SOLE        X        X

TYCO INTL LTD NEW                 COM           902124106    7,099     225,000     CALL   SOLE        X        X

TYCO INTL LTD NEW                 COM           902124106   10,254     325,000     CALL   SOLE        X        X

VIRGIN MEDIA INC                  COM           92769L101  115,064   4,556,990            SOLE        X        X

WESTERN UN CO                     COM           959802109   50,852   2,316,700            SOLE        X        X

WRIGHT EXPRESS CORP               COM           98233Q105   48,449   1,597,382            SOLE        X        X

WYNDAM WORLDWIDE CORP             COM           98310W108   54,540   1,597,059            SOLE        X        X

WYNN RESORTS LTD                  COM           983134107   52,050     548,700            SOLE        X        X



29 TOTAL DATA RECORDS                      1,304,839

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.